BASIC AND DILUTED NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2020
BASIC AND DILUTED NET LOSS PER SHARE
Schedule of earnings per share

	Six months ended June 30,
	2020	2019
	Unaudited
Numerator:
Net income available to ordinary shareholders	$11,903	$7,843

Denominator:

Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	30,090,082	29,213,729
Effect of dilutive securities:
Employee stock options	1,537,110	1,523,094
Denominator for diluted net earnings per share - adjusted weighted average number of shares	31,627,192	30,736,823